UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (97.59%)
CONSUMER DISCRETIONARY – (5.24%)
Automobiles & Components – (1.58%)
Harley-Davidson, Inc.	157,700	$6,700,673
Consumer Durables & Apparel – (0.20%)
Hunter Douglas NV (Netherlands)	16,499	840,947
Media – (0.56%)
Grupo Televisa S.A., ADR (Mexico)*	41,090	1,007,938
Liberty Media - Starz, Series A *	8,506	660,448
Walt Disney Co.	16,750	721,758
		2,390,144
Retailing – (2.90%)
Bed Bath & Beyond Inc. *	146,105	7,053,219
CarMax, Inc. *	73,040	2,344,584
Expedia, Inc.	58,990	1,337,008
Liberty Media Corp. - Interactive, Series A *	96,334	1,544,716
		12,279,527
	Total Consumer Discretionary	22,211,291
CONSUMER STAPLES – (15.30%)
Food & Staples Retailing – (8.40%)
Costco Wholesale Corp.	274,670	20,149,791
CVS Caremark Corp.	450,678	15,467,269
		35,617,060
Food, Beverage & Tobacco – (6.16%)
Coca-Cola Co.	80,210	5,321,933
Diageo PLC, ADR (United Kingdom)	70,033	5,337,915
Heineken Holding NV (Netherlands)	113,021	5,433,078
Kraft Foods Inc., Class A	95,140	2,983,590
Nestle S.A. (Switzerland)	7,990	458,001
Philip Morris International Inc.	75,490	4,954,409
Unilever NV, NY Shares (Netherlands)	52,600	1,649,536
		26,138,462
Household & Personal Products – (0.74%)
Natura Cosmeticos S.A. (Brazil)	31,800	895,967
Procter & Gamble Co.	36,540	2,250,864
		3,146,831
	Total Consumer Staples	64,902,353
ENERGY – (16.94%)
Canadian Natural Resources Ltd. (Canada)	275,850	13,635,266
China Coal Energy Co. - H (China)	2,607,900	3,553,842
Devon Energy Corp.	154,430	14,172,041
EOG Resources, Inc.	153,280	18,165,213
Occidental Petroleum Corp.	140,160	14,645,318
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	258,100	3,106,401
Schlumberger Ltd.	10,600	988,556
Transocean Ltd. *	46,104	3,593,807
	Total Energy	71,860,444

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (27.33%)
Banks – (4.59%)
Commercial Banks – (4.59%)
Wells Fargo & Co.	614,824	$19,489,921
Diversified Financials – (12.16%)
Capital Markets – (7.55%)
Ameriprise Financial, Inc.	72,620	4,435,630
Bank of New York Mellon Corp.	389,400	11,631,378
Brookfield Asset Management Inc., Class A (Canada)	99,000	3,213,540
Charles Schwab Corp.	17,300	311,919
GAM Holding Ltd. (Switzerland)*	89,960	1,709,093
Goldman Sachs Group, Inc.	14,660	2,323,170
Julius Baer Group Ltd. (Switzerland)	193,360	8,391,213
		32,015,943
Consumer Finance – (4.21%)
American Express Co.	395,019	17,854,859
Diversified Financial Services – (0.40%)
JPMorgan Chase & Co.	11,368	524,065
Visa Inc., Class A	16,100	1,185,282
		1,709,347
		51,580,149
Insurance – (9.63%)
Insurance Brokers – (0.14%)
Aon Corp.	11,020	583,619
Multi-line Insurance – (3.91%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,595,768
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	941,294
Loews Corp.	325,890	14,042,600
		16,579,662
Property & Casualty Insurance – (4.50%)
ACE Ltd.	32,810	2,122,807
Berkshire Hathaway Inc., Class A *	47	5,889,100
Markel Corp. *	1,390	576,085
Progressive Corp. (Ohio)	497,820	10,518,937
		19,106,929
Reinsurance – (1.08%)
Everest Re Group, Ltd.	5,740	506,153
Transatlantic Holdings, Inc.	84,007	4,088,621
		4,594,774
		40,864,984

Real Estate – (0.95%)
Hang Lung Group Ltd. (Hong Kong)	643,000	4,013,299
	Total Financials	115,948,353
HEALTH CARE – (12.09%)
Health Care Equipment & Services – (3.43%)
Baxter International Inc.	50,051	2,691,242
Becton, Dickinson and Co.	53,260	4,240,561
Express Scripts, Inc. *	136,660	7,603,763
		14,535,566

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (8.66%)
Agilent Technologies, Inc. *	90,280	$4,042,738
Johnson & Johnson	166,780	9,881,715
Merck & Co., Inc.	356,585	11,770,871
Pfizer Inc.	333,140	6,766,073
Roche Holding AG - Genusschein (Switzerland)	30,100	4,299,532
		36,760,929
	Total Health Care	51,296,495
INDUSTRIALS – (6.38%)
Capital Goods – (0.95%)
Lockheed Martin Corp.	37,590	3,022,236
Tyco International Ltd.	22,284	997,655
		4,019,891
Commercial & Professional Services – (2.60%)
D&B Corp.	30,900	2,479,416
Iron Mountain Inc.	273,367	8,537,251
		11,016,667
Transportation – (2.83%)
China Merchants Holdings International Co., Ltd. (China)	1,561,055	6,602,607
China Shipping Development Co. Ltd. - H (China)	1,129,000	1,271,450
Kuehne & Nagel International AG (Switzerland)	26,933	3,767,981
LLX Logistica S.A. (Brazil)*	66,170	203,862
PortX Operacoes Portuarias S.A. (Brazil)*	76,670	181,268
		12,027,168
	Total Industrials	27,063,726
INFORMATION TECHNOLOGY – (4.59%)
Semiconductors & Semiconductor Equipment – (1.68%)
Texas Instruments Inc.	205,800	7,112,448
Software & Services – (2.21%)
Activision Blizzard, Inc.	195,600	2,146,710
Google Inc., Class A *	7,230	4,240,467
Microsoft Corp.	117,910	2,991,377
		9,378,554
Technology Hardware & Equipment – (0.70%)
Hewlett-Packard Co.	72,231	2,959,304
	Total Information Technology	19,450,306
MATERIALS – (9.40%)
Air Products and Chemicals, Inc.	23,720	2,139,070
BHP Billiton PLC (United Kingdom)	74,430	2,937,253
Martin Marietta Materials, Inc.	42,380	3,800,215
Monsanto Co.	80,600	5,824,156
Potash Corp. of Saskatchewan Inc. (Canada)	26,562	1,565,299
Praxair, Inc.	9,370	951,992
Rio Tinto PLC (United Kingdom)	40,505	2,845,390
Sealed Air Corp.	401,075	10,692,659
Sino-Forest Corp. (Canada)*	295,450	7,710,041
Sino-Forest Corp., 144A (Canada)*(a)(b)	8,900	232,254
Vulcan Materials Co.	25,690	1,171,464
	Total Materials	39,869,793

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.32%)
America Movil SAB de C.V., Series L, ADR (Mexico)	23,580	$1,369,998
	Total Telecommunication Services	1,369,998

TOTAL COMMON STOCK – (Identified cost $243,283,746)		413,972,759

CONVERTIBLE BONDS – (0.37%)
MATERIALS – (0.25%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)	$736,000	1,038,680
	Total Materials	1,038,680
TELECOMMUNICATION SERVICES – (0.12%)
Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	400,000	527,500
	Total Telecommunication Services	527,500

TOTAL CONVERTIBLE BONDS – (Identified cost $1,136,000)		1,566,180

SHORT-TERM INVESTMENTS – (1.92%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $1,782,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $1,817,640)	1,782,000	1,782,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $1,337,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $1,363,740)	1,337,000	1,337,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $5,014,021 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $5,114,280)	5,014,000	5,014,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,133,000)		8,133,000

Total Investments – (99.88%) – (Identified cost $252,552,746) – (c)		423,671,939
Other Assets Less Liabilities – (0.12%)		509,214
Net Assets – (100.00%)		$424,181,153

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $1,173,548 or 0.28% of the Fund's net assets as of March 31, 2011.

(b)	Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $2,212,228 or 0.52% of the Fund’s net assets as of March 31, 2011.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2011 (Unaudited)

(c)	Aggregate cost for federal income tax purposes is $255,026,526. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$169,746,688
	Unrealized depreciation	(1,101,275)
Net unrealized appreciation		$168,645,413

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (99.08%)
CONSUMER DISCRETIONARY – (1.03%)
Retailing – (1.03%)
Bed Bath & Beyond Inc. *	17,500	$844,813
	Total Consumer Discretionary	844,813
ENERGY – (6.46%)
Canadian Natural Resources Ltd. (Canada)	107,200	5,298,896
	Total Energy	5,298,896
FINANCIALS – (87.16%)
Banks – (16.33%)
Commercial Banks – (16.33%)
Banco Santander Brasil S.A., ADS (Brazil)	20,000	245,200
ICICI Bank Ltd., ADR (India)	18,400	916,872
SKBHC Holdings LLC *(a)	122	395,726
State Bank of India Ltd., GDR (India)	45,148	5,824,092
U.S. Bancorp	14,500	383,235
Wells Fargo & Co.	177,500	5,626,750
		13,391,875
Diversified Financials – (39.77%)
Capital Markets – (21.19%)
Ameriprise Financial, Inc.	19,340	1,181,287
Bank of New York Mellon Corp.	142,100	4,244,527
Brookfield Asset Management Inc., Class A (Canada)	96,700	3,138,882
Charles Schwab Corp.	20,100	362,403
GAM Holding Ltd. (Switzerland)*	63,810	1,212,286
Goldman Sachs Group, Inc.	18,820	2,982,406
Julius Baer Group Ltd. (Switzerland)	88,610	3,845,394
T. Rowe Price Group Inc.	6,060	402,263
		17,369,448
Consumer Finance – (8.54%)
American Express Co. (b)	145,300	6,567,560
First Marblehead Corp. *	194,994	428,987
		6,996,547
Diversified Financial Services – (10.04%)
Bank of America Corp.	14,486	193,098
Cielo S.A. (Brazil)	69,500	589,153
Oaktree Capital Group LLC, Class A (a)	126,700	5,353,075
RHJ International (Belgium)*	62,000	500,838
Visa Inc., Class A	21,700	1,597,554
		8,233,718
		32,599,713
Insurance – (31.06%)
Life & Health Insurance – (2.53%)
China Life Insurance Co., Ltd., ADR (China)	36,933	2,070,095
Multi-line Insurance – (7.81%)
Loews Corp. (b)	148,600	6,403,174
Property & Casualty Insurance – (9.85%)
ACE Ltd.	15,500	1,002,850
Markel Corp. *	9,445	3,914,480
Progressive Corp. (Ohio)	149,600	3,161,048
		8,078,378

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (10.87%)
Everest Re Group, Ltd.	27,300	$2,407,314
Transatlantic Holdings, Inc.	133,637	6,504,113
		8,911,427
		25,463,074
	Total Financials	71,454,662
INDUSTRIALS – (4.43%)
Commercial & Professional Services – (4.43%)
D&B Corp.	7,960	638,710
Iron Mountain Inc.	95,800	2,991,834
	Total Industrials	3,630,544

	TOTAL COMMON STOCK – (Identified cost $58,316,687)	81,228,915

SHORT-TERM INVESTMENTS – (0.90%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $162,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $165,240)	$162,000	162,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $121,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $123,420)	121,000	121,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $454,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $463,080)	454,000	454,000

	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $737,000)	737,000

Total Investments – (99.98%) – (Identified cost $59,053,687) – (c)		81,965,915
Other Assets Less Liabilities – (0.02%)		13,142
Net Assets – (100.00%)		$81,979,057

ADR: American Depositary Receipt

ADS: American Depositary Share

GDR: Global Depositary Receipt

* Non-Income producing security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2011 (Unaudited)

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $5,748,801 or 7.01% of the Fund’s net assets as of March 31, 2011.

(b)
A portion of these securities is pledged to cover unfunded capital commitments at March 31, 2011.  Unfunded capital commitments represent agreements which obligate the Fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.  Unfunded capital commitments are recorded when capital calls are requested.  As of March 31, 2011 unfunded capital commitments amounted to $1,291,188.

(c)	Aggregate cost for federal income tax purposes is $59,746,787. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$27,703,765
	Unrealized depreciation	(5,484,637)
Net unrealized appreciation		$22,219,128

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (80.98%)
CONSUMER DISCRETIONARY – (0.09%)
Consumer Durables & Apparel – (0.09%)
Homebuilding – (0.09%)
Toll Brothers, Inc. *	1,200	$23,724
Total Consumer Discretionary		23,724
FINANCIALS – (76.08%)
Real Estate – (76.08%)
Real Estate Investment Trusts (REITs) – (65.93%)
Diversified REITs – (2.48%)
Vornado Realty Trust	7,470	653,625
Industrial REITs – (4.90%)
DCT Industrial Trust Inc.	120,000	666,000
EastGroup Properties, Inc.	14,300	628,771
		1,294,771
Office REITs – (26.48%)
Alexandria Real Estate Equities, Inc.	19,600	1,528,212
Boston Properties, Inc.	4,400	417,340
Brandywine Realty Trust	62,100	753,894
Coresite Realty Corp.	54,200	858,528
Corporate Office Properties Trust	22,590	816,403
Digital Realty Trust, Inc.	12,300	715,122
Douglas Emmett, Inc.	28,800	540,000
DuPont Fabros Technology Inc.	56,200	1,362,850
		6,992,349
Residential REITs – (11.81%)
American Campus Communities, Inc.	48,200	1,590,600
Equity Residential	5,240	295,588
Essex Property Trust, Inc.	6,490	804,760
UDR, Inc.	17,500	426,475
		3,117,423
Retail REITs – (9.00%)
Regency Centers Corp.	16,600	721,768
Simon Property Group, Inc.	11,712	1,255,058
Taubman Centers, Inc.	7,460	399,707
		2,376,533
Specialized REITs – (11.26%)
Cogdell Spencer, Inc.	69,583	413,323
Entertainment Properties Trust	16,800	786,576
LaSalle Hotel Properties	18,200	491,400
Plum Creek Timber Co., Inc.	6,600	287,826
Public Storage	3,720	412,585
Ventas, Inc.	10,720	582,096
		2,973,806
		17,408,507
Real Estate Management & Development – (10.15%)
Real Estate Operating Companies – (8.85%)
Brookdale Senior Living Inc. *	22,100	618,800
Forest City Enterprises, Inc., Class A *	91,180	1,716,919
		2,335,719

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
Real Estate Services – (1.30%)
CB Richard Ellis Group, Inc., Class A *	12,900	$344,430
		2,680,149
		20,088,656
	Total Financials	20,088,656
INDUSTRIALS – (1.28%)
Transportation – (1.28%)
Alexander & Baldwin, Inc.	7,400	337,810
	Total Industrials	337,810
TELECOMMUNICATION SERVICES – (3.53%)
American Tower Corp., Class A *	18,000	932,760
	Total Telecommunication Services	932,760

TOTAL COMMON STOCK – (Identified cost $16,583,790)		21,382,950

PREFERRED STOCK – (5.82%)
FINANCIALS – (5.82%)
Real Estate – (5.82%)
Real Estate Investment Trusts (REITs) – (5.82%)
Industrial REITs – (1.10%)
AMB Property Corp., 6.75%, Series M	11,900	291,550
Office REITs – (3.95%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	33,272	844,277
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	199,856
		1,044,133
Retail REITs – (0.77%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	201,962
	Total Financials	1,537,645

TOTAL PREFERRED STOCK – (Identified cost $727,490)		1,537,645

CONVERTIBLE BONDS – (2.77%)
FINANCIALS – (2.77%)
Real Estate – (2.77%)
Real Estate Investment Trusts (REITs) – (2.29%)
Office REITs – (2.29%)
Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	500,950
SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	104,000	103,350
		604,300
Real Estate Management & Development – (0.48%)
Real Estate Operating Companies – (0.48%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	127,500
	Total Financials	731,800

TOTAL CONVERTIBLE BONDS – (Identified cost $526,571)		731,800

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (9.50%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $550,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $561,000)	$550,000	$550,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $412,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $420,240)	412,000	412,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $1,547,006 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $1,577,940)	1,547,000	1,547,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,509,000)		2,509,000

Total Investments – (99.07%) – (Identified cost $20,346,851) – (b)	26,161,395
Other Assets Less Liabilities – (0.93%)	245,484
Net Assets – (100.00%)	$26,406,879

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $604,300 or 2.29% of the Fund's net assets as of March 31, 2011.

(b)	Aggregate cost for federal income tax purposes is $21,741,937. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,239,642
Unrealized depreciation	(820,184)
Net unrealized appreciation	$4,419,458

Please refer to “Notes to Schedule of Investments” on page 12 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2011 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2011 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$22,211,291	$844,813	$23,724
Consumer staples	64,902,353	–	–
Energy	71,860,444	5,298,896	–
Financials	115,948,353	65,705,861	21,426,445
Health care	51,296,495	–	–
Industrials	27,063,726	3,630,544	337,810
Information technology	19,450,306	–	–
Materials	39,869,793	–	–
Telecommunication services	1,369,998	–	932,760
Total Level 1	413,972,759	75,480,114	22,720,739

Level 2 – Other Significant Observable Inputs:
Convertible debt securities	1,566,180	–	731,800
Equity securities:
Financials	–	5,353,075	199,856
Short-term securities	8,133,000	737,000	2,509,000
Total Level 2	9,699,180	6,090,075	3,440,656

Level 3 – Significant Unobservable Inputs:
Equity securities:
Financials	–	395,726	–
Total	$423,671,939	$81,965,915	$26,161,395

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2011:

Davis Financial Portfolio
Investment Securities:
Beginning balance	$395,726
Change in unrealized appreciation (depreciation)	–
Net purchases (sales)	–
Ending balance	$395,726

The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 26, 2011

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: May 26, 2011